INCOME TAXES (Schedule of Income loss before Income Taxes) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Total income (loss) before income taxes	¥ (597,064)	¥ 25,243	¥ 254,339
PRC
Income Taxes [Line Items]
Total income (loss) before income taxes	(467,953)	104,307	334,278
Hong Kong
Income Taxes [Line Items]
Total income (loss) before income taxes	(2,031)	(2,415)	(573)
Cayman Islands
Income Taxes [Line Items]
Total income (loss) before income taxes	(126,887)	¥ (76,649)	¥ (79,366)
Taiwan
Income Taxes [Line Items]
Total income (loss) before income taxes	(166)
Canada
Income Taxes [Line Items]
Total income (loss) before income taxes	¥ (27)